7. CAPITAL AND RESERVES: Schedule of weighted average assumptions used to estimate the fair value of options (Tables)	12 Months Ended
Dec. 31, 2020
Tables/Schedules
Schedule of weighted average assumptions used to estimate the fair value of options
	2020	2019	2018
Risk-free interest rate	n/a	1.33%	1.25%
Expected life	n/a	5 years	5 years
Expected volatility	n/a	123.92%	130.43%
Expected dividend yield	n/a	Nil	Nil